Leases (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Minimum	Dec. 31, 2014 Maximum
Leases
Initial lease term					5 years	10 years
Deferred rent balance	31,754	26,130		$ 5,100
Security deposit balance for leases	36,230	23,196		5,800
Minimum rent commitments under non-cancelable operating leases
2015	149,146
2016	140,095
2017	117,514
2018	90,447
2019	55,833
Thereafter	69,199
Total minimum lease payments	622,234
Total rent expense on operating leases, including contingent rent
Minimum rent on real property	131,901	120,141	118,219
Contingent rent	14,330	11,186	5,330
Total	146,231	131,327	123,549